Intangible assets - Goodwill - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash-generating units information
Goodwill	€ 12,471	€ 24,246	€ 25,466	€ 25,769
Banco Santander (Brasil) S.A.
Cash-generating units information
Goodwill	3,109	4,388	4,459
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,173	1,173
Santander Consumer Germany
Cash-generating units information
Goodwill	1,314	1,236	1,217
Santander Bank Polska
Cash-generating units information
Goodwill	1,104	2,427	2,402
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander España
Cash-generating units information
Goodwill	1,027	1,027	1,023
Santander Consumer USA
Cash-generating units information
Goodwill	904	2,143	2,102
Santander Bank N.A.
Cash-generating units information
Goodwill	594	1,828	1,793
Santander UK
Cash-generating units information
Goodwill	592	7,147	8,307
Banco Santander - Chile
Cash-generating units information
Goodwill	571	589	627
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	399	460	434
Santander Consumer Nordics
Cash-generating units information
Goodwill	216	496	502
Other companies
Cash-generating units information
Goodwill	€ 157	€ 292	€ 387